FINANCING RECEIVABLE - Composition of loan portfolio, including loans held for sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
One- to four-family residential	$ 249,202	$ 290,808
Multi-family residential	23,866	26,210
Construction	1,243	4,390
Commercial	67,166	63,394
Consumer	1,691	2,210
Loans receivable, gross	343,168	387,012
Undisbursed portion of loans in process	933	1,478
Deferred loan origination fees	(339)	(209)
Allowance for loan losses	2,160	1,447
Loans receivable - net and loans held for sale	$ 340,414	$ 384,296